Digital Currencies (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Digital Currencies [Abstract]
Beginning balance
Purchase of digital currencies		(200,000)
Utilization of digital currencies to settle service fee		(245,178)
Gain on use of digital currencies		46,717
Ending balance		$ 1,539